Valley Forge Fund, Inc.

CERTIFICATION PURSUANT TO RULE 497(j)

May 5, 2010

The undersigned, on behalf of the Valley Forge Fund, Inc. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated April  29, 2010, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ Bernard B. Klawans

By: Bernard B. Klawans

President, Valley Forge Fund, Inc.